Related parties	12 Months Ended
Dec. 31, 2021
Related parties

24. Related parties

In the ordinary course of business, the Group may have issued credit cards or loans to Nu’s executive directors, board members, key employees and close family members. Those transactions, as well as the deposits, occur on similar terms as those prevailing at the time for comparable transactions to unrelated persons and do not involve more than the normal risk of collectability.

As described in note 3, "Basis of consolidation", all subsidiaries are consolidated in these financial statements. Therefore, related party balances and transactions, and any unrealized income and expenses arising from inter-company transactions, are eliminated in the consolidated financial statements.

The exchange differences arising from intercompany loans between entities of the group with different functional currencies are shown as “Other income (expenses)” in the statement of profit or loss.

a) Transactions with other related parties

	2021
	Assets/ (Liabilities)	Revenues (expenses)

Others	299	(1,685)

On June 30, 2021, the Group entered into a service and naming rights agreement with Rodamoinho Produtora de Eventos Ltda., owned by a member of the Company’s Board of Directors. In addition, on

January 27, 2021, the Group made payments for training and workshops provided by Reprograma, a philanthropic project managed by a family member of the Company’s controlling shareholder.

On June 30, 2021, the Company sold 240,072 Series G-1 preferred shares at a purchase price of US$39.988768 per share to the Company's Board Members, for a total amount of US$1,600.

b) Management compensation

There are no post-employment benefits, such as pensions and other retirement benefits. The remuneration of the directors and other key management personnel of the Company is set out in aggregate below.

	2021	2020	2019

Consolidated statements of income or loss
Fixed and variable compensation	34,252	9,029	10,464

Management compensation includes the compensation of remunerated members of the Board of Directors, which increased from one person in 2020 and 2019 to seven in 2021, and of Executive Officers, which increased from one person in 2020 and 2019 to nine in 2021.